Annual Total Returns [BarChart] - Voya Solution 2045 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(5.42%)
2012	15.23%
2013	23.09%
2014	5.84%
2015	(1.15%)
2016	6.16%
2017	20.92%
2018	(10.53%)
2019	23.59%
2020	16.07%